STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Jul. 26, 2018	Dec. 31, 2017
Share-based Compensation Arrangement [Abstract]
Common shares, outstanding (in shares)	36,182,783	36,200,000	17,227,682
Warrants to purchase common stock (in shares)		9,000,000
Common stock, shares authorized (in shares)	230,000,000		230,000,000
Common Stock, shares issued (in shares)	36,182,783		17,227,682
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Number of shares of common stock called by each warrant (in shares)	1
Warrant exercise price (in dollars per share)	$ 11.50
Warrants exercisable period on completion of business combination	30 days
Warrants expiration period	5 days
Public Warrants [Member]
Share-based Compensation Arrangement [Abstract]
Warrants redemption price (in dollars per share)	$ 0.01
Stock price to redeem warrants (in dollars per share)	$ 24.00
Number of consecutive trading days to redeem warrants	20 days
Number of trading days to redemption	30 days
Number of business days before the company sends notice of redemption to warrant holders	3 days
Public Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement [Abstract]
Written notice period for warrants redemption	30 days
Intermex [Member]
Share-based Compensation Arrangement [Abstract]
Percentage of outstanding common stock owned	48.30%
FinTech [Member]
Share-based Compensation Arrangement [Abstract]
Percentage of outstanding common stock owned	51.70%
FinTech [Member] | Placement Warrants [Member]
Share-based Compensation Arrangement [Abstract]
Number of warrants issued (in shares)	200,000
FinTech [Member] | Public Warrants [Member]
Share-based Compensation Arrangement [Abstract]
Number of warrants issued (in shares)	8,800,000